Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of profit or loss and other comprehensive income
Revenue	$ 391,548,819	$ 393,229,831	$ 413,096,606
Operating expenses
Commissions	(4,262,645)	(3,997,596)	(5,757,159)
Voyage expenses	(121,870,584)	(127,196,305)	(109,559,239)
Vessel operating expenses	(45,240,447)	(42,434,258)	(41,742,285)
Management fees - related party	(4,599,000)	(4,611,600)	(4,599,000)
Depreciation and amortization	(41,440,551)	(41,134,237)	(40,382,628)
General and administrative expenses (including $4,995,071, $4,810,180 and $3,588,185, respectively, to related party)	(11,604,900)	(10,910,862)	(9,933,373)
Total operating expenses	(229,018,127)	(230,284,858)	(211,973,684)
Operating profit	162,530,692	162,944,973	201,122,922
Other income / (expenses)
Interest income	2,191,740	3,445,203	4,104,564
Interest expense and other finance costs (including nil, $413,952 and $1,198,168, respectively, to related parties)	(44,240,513)	(57,052,680)	(61,179,066)
Unrealized gain/ (loss), net on derivatives	1,653,464	(291,873)	229,373
Realized gain/ (loss), net on derivatives	1,327,397	(1,264,750)	300,262
Gain from modification of loans		1,828,959
Loss on debt extinguishment	(1,383,768)
Foreign exchange gain/ (loss)	872,531	(746,562)	672,969
Total other expenses	(39,579,149)	(54,081,703)	(55,871,898)
Profit for the year	122,951,543	108,863,270	145,251,024
Items that will not be reclassified to profit or loss:
Re-measurement of post-employment benefit obligations	1,010	(6,005)	(1,302)
Total comprehensive income for the year	$ 122,952,553	$ 108,857,265	$ 145,249,722
Earnings per share - basic	$ 3.77	$ 3.38	$ 4.51
Earnings per share - diluted	$ 3.77	$ 3.38	$ 4.51
Weighted average no. of shares - basic	32,575,740	32,194,108	32,194,108
Weighted average no. of shares - diluted	32,575,740	32,194,108	32,194,108